Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Vendor prepayments	$ 29,909	$ 27,380
VAT recoverable and other current assets	43,079	61,207
Prepaid insurance	1,072,501
Prepaid expenses	3,758	14,413
Total prepaid expenses and other current assets	$ 1,149,247	$ 103,000